OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2020	2019
Mark-to-market interest rate swaps valuation (note 24)	70,188	36,167
Other creditors	16,064	7,910
Deferred revenue	9,949	7,720
Partnership Guarantee (note 25)	1,502	1,772
Preferred units dividend payable (note 28)	1,543	1,509
Deferred credits from finance lease transactions (note 23)	625	625
	99,871	55,703